Schedule of Investments (unaudited)
December 31, 2022
BlackRock Global Equity Absolute Return Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Canada — 2.7%
Canadian National Railway Co.	987	$ 117,245
Suncor Energy, Inc.	3,965	125,773
		243,018
China — 3.2%
Tencent Holdings Ltd.	4,400	186,561
Yum China Holdings, Inc.	1,900	106,096
		292,657
Denmark — 7.1%
Ascendis Pharma A/S, ADR(a)	1,230	150,220
Novo Nordisk A/S, Class B	1,736	235,776
Vestas Wind Systems A/S	8,766	255,710
		641,706
France — 1.7%
Kering SA	301	153,187
Germany — 7.3%
Beiersdorf AG	1,725	197,119
Infineon Technologies AG	4,098	124,546
MTU Aero Engines AG	966	207,821
Symrise AG	1,215	131,955
		661,441
Hong Kong — 0.7%
Techtronic Industries Co. Ltd.	5,500	61,088
Iceland — 0.8%
Marel HF(b)	20,047	69,099
Italy — 2.7%
Intesa Sanpaolo SpA	64,428	142,735
UniCredit SpA	7,524	106,762
		249,497
Japan — 7.0%
Daiichi Sankyo Co. Ltd.	5,000	160,933
Recruit Holdings Co. Ltd.	6,800	212,853
Sony Group Corp.	3,400	259,154
		632,940
Netherlands — 4.1%
ASML Holding NV	223	121,591
Koninklijke DSM NV	2,006	246,326
		367,917
Spain — 1.6%
Industria de Diseno Textil SA	5,482	145,608
Sweden — 2.0%
Epiroc AB, Class A	9,949	181,162
Switzerland — 5.1%
Lonza Group AG, Registered Shares	462	226,784
Roche Holding AG	744	233,793
		460,577
Security	Shares	Value
United States — 22.0%
Adobe, Inc.(a)	407	$ 136,968
Align Technology, Inc.(a)	426	89,843
AZEK Co., Inc., Class A(a)(c)	3,504	71,201
Baker Hughes Co., Class A	4,071	120,217
Charles Schwab Corp.	1,194	99,413
Comcast Corp., Class A	6,357	222,304
Equinix, Inc.	139	91,049
Etsy, Inc.(a)	741	88,757
Freeport-McMoRan, Inc.	1,729	65,702
GE HealthCare Technologies, Inc.(a)	1,619	94,517
GXO Logistics, Inc.(a)	2,580	110,140
Match Group, Inc.(a)	2,914	120,902
PayPal Holdings, Inc.(a)	1,892	134,748
ROBLOX Corp., Class A(a)	1,105	31,448
Thermo Fisher Scientific, Inc.	414	227,986
Walt Disney Co.(a)	1,955	169,851
WillScot Mobile Mini Holdings Corp.(a)	2,464	111,299
		1,986,345
Total Long-Term Investments — 68.0% (Cost: $6,851,409)		6,146,242
Short-Term Securities
Money Market Funds — 31.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.03%(d)(e)	2,759,061	2,759,061
SL Liquidity Series, LLC, Money Market Series, 4.49%(d)(e)(f)	74,583	74,576
Total Short-Term Securities — 31.4% (Cost: $2,833,630)		2,833,637
Total Investments — 99.4% (Cost: $9,685,039)		8,979,879
Other Assets Less Liabilities — 0.6%		52,598
Net Assets — 100.0%		$ 9,032,477
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock Global Equity Absolute Return Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 1,502,087	$ 1,256,974(a)	$ —	$ —	$ —	$ 2,759,061	2,759,061	$ 49,889	$ —
SL Liquidity Series, LLC, Money Market Series	120,250	—	(45,721)(a)	40	7	74,576	74,583	225(b)	—
				$ 40	$ 7	$ 2,833,637		$ 50,114	$ —
(a)	Represents net amount purchased (sold).
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
CAC 40 Index	6	01/20/23	$ 416	$ 14,763
S&P 500 E-Mini Index	1	03/17/23	193	8,230
STOXX Europe 600 Index	44	03/17/23	999	37,016
				$ 60,009
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	288,034	CAD	382,504	Morgan Stanley & Co. International PLC	01/13/23	$ 5,515
USD	167,659	SEK	1,747,278	NatWest Markets PLC	01/13/23	74
						$5,589
USD	431,355	CHF	405,839	Bank of America N.A.	01/13/23	(8,255)
USD	420,290	DKK	3,016,921	Deutsche Bank AG	01/13/23	(14,484)
USD	1,331,956	EUR	1,286,136	HSBC Bank PLC	01/13/23	(46,143)
USD	211,464	EUR	200,588	HSBC Bank PLC	01/13/23	(3,466)
USD	670,405	JPY	93,542,791	Bank of America N.A.	01/13/23	(43,701)
						(116,049)
						$ (110,460)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock Global Equity Absolute Return Fund
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(i)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(a)	02/24/23–02/27/23	$ (875,339)	$ (14,022)(b)	$ (881,819)	14.5%
	Monthly	Goldman Sachs Bank USA(c)	02/27/23–02/28/23	(1,497,114)	7,665(d)	(1,475,084)	16.4
	Monthly	HSBC Bank PLC(e)	02/10/23–02/13/23	(1,036,653)	55,428(f)	(988,101)	15.8
	Monthly	Morgan Stanley & Co. International PLC(g)	12/26/23–09/19/24	(483,142)	(25,075)(h)	(500,811)	8.4
					$ 23,996	$ (3,845,815)
(b)	Amount includes $(7,542) of net dividends and financing fees.
(d)	Amount includes $(14,365) of net dividends and financing fees.
(f)	Amount includes $6,876 of net dividends and financing fees.
(h)	Amount includes $(7,406) of net dividends and financing fees.
(i)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(a)	(c)	(e)
Range:	15-35 basis points	15-9983 basis points	15-30 basis points
Benchmarks:	Copenhagen Interbank Offer Rate:	Canadian Overnight Repo Rate Average:	Swiss Average Rate Overnight:
	DKK 1 Week	CAD 1 Day	CHF 1 Day
	Euro Short-Term Rate:	Euro Short-Term Rate:	Euro Short-Term Rate:
	EUR 1 Day	EUR 1 Day	EUR 1 Day
	Sterling Overnight Index Average:	Tokyo Overnight Average Rate:	Sterling Overnight Index Average:
	GBP 1 Day	JPY 1 Day	GBP 1 Day
	Tokyo Overnight Average Rate:	Overnight Federal Funds Effective Rate:	Tokyo Overnight Average Rate:
	JPY 1 Day	USD 1 Day	JPY 1 Day
	Overnight Bank Funding Rate:		Overnight Bank Funding Rate:
	USD 1 Day		USD 1 Day

(g)
Range:	5-32 basis points
Benchmarks:	Sterling Overnight Index Average:
GBP 1 Day
Hong Kong Overnight Index Average:
HKD 1 Day
Tokyo Overnight Average Rate:
JPY 1 Day
Overnight Federal Funds Effective Rate:
USD 1 Day

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock Global Equity Absolute Return Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates February 24, 2023 to February 27, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
France
Air Liquide SA	1,521	$ 215,884	(24.5)%
Total Reference Entity — Long		215,884
Reference Entity — Short
Common Stocks
Denmark
Novozymes A/S, B Shares	1,036	(52,560)	6.0
France
Orange SA	9,301	(92,286)	10.5
Japan
Seven Bank Ltd.	46,900	(93,511)	10.6
Netherlands
Randstad NV	938	(57,314)	6.5
United Kingdom
Bunzl PLC	3,987	(132,648)	15.0
United States
CarMax, Inc.	878	(53,461)	6.1
Gilead Sciences, Inc.	1,011	(86,794)	9.8
HP, Inc.	3,379	(90,794)	10.3
International Business Machines Corp.	955	(134,550)	15.3
Interpublic Group of Cos., Inc.	2,705	(90,104)	10.2
Iron Mountain, Inc.	2,289	(114,107)	12.9
Timken Co.	1,409	(99,574)	11.3
		(669,384)
Total Reference Entity — Short		(1,097,703)
Net Value of Reference Entity — Citibank N.A.		$(881,819)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates February 27, 2023 to February 28, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Canada
BCE, Inc.	2,026	$ (89,015)	6.0%
France
ICADE	1,840	(79,361)	5.4
	Shares	Value	% of Basket Value
Hong Kong
Polestar Automotive Holding UK PLC, Class A, ADR	9,452	$ (50,190)	3.4%
Italy
Prysmian SpA	2,353	(87,427)	5.9
Japan
Dentsu Group, Inc.	3,300	(103,523)	7.0
East Japan Railway Co.	1,200	(68,350)	4.7
KDDI Corp.	2,200	(66,719)	4.5
		(238,592)
Netherlands
Basic-Fit NV	803	(21,120)	1.4
Spain
Inmobiliaria Colonial Socimi SA	14,455	(92,978)	6.3
Mapfre SA	47,771	(92,413)	6.3
Telefonica SA	26,526	(96,027)	6.5
		(281,418)
United States
AT&T Inc.	7,832	(144,187)	9.8
Automatic Data Processing, Inc.	402	(96,022)	6.5
Penske Automotive Group, Inc.	1,621	(186,302)	12.6
Progressive Corp.	1,161	(150,593)	10.2
Trupanion, Inc.	1,070	(50,857)	3.5
		(627,961)
Total Reference Entity — Short		(1,475,084)
Net Value of Reference Entity — Goldman Sachs Bank USA		$(1,475,084)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination dates February 10, 2023 to February 13, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Rio Tinto PLC	1,204	$ 84,743	(8.6)%
Hong Kong
Prudential PLC	9,114	124,272	(12.6)
Total Reference Entity — Long		209,015
Reference Entity — Short
Common Stocks
France
Airbus SE	1,157	(137,570)	13.9
Japan
Nintendo Co. Ltd.	2,000	(84,093)	8.5
Secom Co. Ltd.	2,200	(125,528)	12.7
		(209,621)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock Global Equity Absolute Return Fund
	Shares	Value	% of Basket Value
Netherlands
Basic-Fit NV	2,166	$ (56,969)	5.8%
Switzerland
Givaudan SA, Registered Shares	28	(85,761)	8.7
United Kingdom
Sage Group PLC	11,909	(107,237)	10.9
United States
Amgen, Inc.	238	(62,508)	6.3
BRP Group, Inc., Class A	3,410	(85,727)	8.7
Conagra Brands, Inc.	3,474	(134,444)	13.6
Humana, Inc.	124	(63,512)	6.4
Molson Coors Beverage Co., Class B	1,988	(102,422)	10.4
Robert Half International, Inc.	528	(38,982)	3.9
WW Grainger, Inc.	202	(112,363)	11.4
		(599,958)
Total Reference Entity — Short		(1,197,116)
Net Value of Reference Entity — HSBC Bank PLC		$(988,101)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates December 26, 2023 to September 19, 2024:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
United Kingdom
Standard Chartered PLC	18,685	$ 139,362	(27.8)%
Total Reference Entity — Long		139,362
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
China
Industrial & Commercial Bank of China Ltd., Class H	129,000	$ (66,163)	13.2%
Japan
SoftBank Corp.	8,100	(91,641)	18.3
South Korea
LG H&H Co. Ltd.	227	(130,654)	26.1
United States
Booking Holdings, Inc.	62	(124,947)	24.9
Omnicom Group, Inc.	2,232	(182,064)	36.4
Williams-Sonoma, Inc.	389	(44,704)	8.9
		(351,715)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(500,811)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock Global Equity Absolute Return Fund
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 243,018	$ —	$ —	$ 243,018
China	—	292,657	—	292,657
Denmark	150,220	491,486	—	641,706
France	—	153,187	—	153,187
Germany	—	661,441	—	661,441
Hong Kong	—	61,088	—	61,088
Iceland	69,099	—	—	69,099
Italy	—	249,497	—	249,497
Japan	—	632,940	—	632,940
Netherlands	—	367,917	—	367,917
Spain	—	145,608	—	145,608
Sweden	—	181,162	—	181,162
Switzerland	—	460,577	—	460,577
United States	1,986,345	—	—	1,986,345
Short-Term Securities
Money Market Funds	2,759,061	—	—	2,759,061
	$ 5,207,743	$ 3,697,560	$ —	8,905,303
Investments valued at NAV(a)				74,576
				$ 8,979,879
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 60,009	$ 63,093	$ —	$ 123,102
Foreign Currency Exchange Contracts	—	5,589	—	5,589
Liabilities
Equity Contracts	—	(39,097)	—	(39,097)
Foreign Currency Exchange Contracts	—	(116,049)	—	(116,049)
	$ 60,009	$ (86,464)	$ —	$ (26,455)
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock Global Equity Absolute Return Fund
Currency Abbreviation
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
S&P	Standard & Poor’s